Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 TWD ($)
Condensed Financial Statements Captions [Line Items]
Assets	$ 534,297		$ 523,741		$ 16,295
Liabilities	(138,491)		(131,022)		(4,224)
Total equity	395,806		392,719	$ 391,529	12,071	$ 389,130
Investments accounted for using equity method	8,879		8,252		$ 271
Net loss for the period	38,508	$ 1,174	38,061	37,869
Other comprehensive income (loss)	2,081	64	669	1,112
TOTAL COMPREHENSIVE INCOME	40,589	$ 1,238	38,730	$ 38,981
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Condensed Financial Statements Captions [Line Items]
Assets	48,637		37,431
Liabilities	(40,043)		(28,084)
Total equity	$ 8,594		$ 9,347
Percentage of ownership in associates	46.26%		46.26%	41.90%	46.26%
Equity attributable to the Company	$ 3,975		$ 4,324
Unrealized gain or loss from downstream transactions	(24)		(31)
Investments accounted for using equity method	3,951		4,293
Net Revenues (losses)	314		10	$ (47)
Net loss for the period	(747)		(969)	(1,004)
Other comprehensive income (loss)	(6)		14	(10)
TOTAL COMPREHENSIVE INCOME	$ (753)		$ (955)	$ (1,014)